Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2026	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026	Aug. 31, 2026
C000007079
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	$ 10,000	$ 10,015	$ 10,032	$ 10,052		$ 10,072	$ 10,094	$ 10,123	$ 10,160	$ 10,193	$ 10,233	$ 10,272	$ 10,315	$ 10,354	$ 10,387	$ 10,417	$ 10,448	$ 10,452	$ 10,454	$ 10,456	$ 10,457	$ 10,458	$ 10,459	$ 10,461	$ 10,471	$ 10,499	$ 10,545	$ 10,618	$ 10,699	$ 10,791	$ 10,888	$ 10,974	$ 11,070	$ 11,160	$ 11,251	$ 11,318	$ 11,404	$ 11,476	$ 11,555	$ 11,616	$ 11,690	$ 11,761
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,479	9,720	9,968		10,088	10,008	9,963	10,079	10,138	10,121	10,375	10,724	11,022	10,980	11,356	11,151	11,378	11,518	11,476	11,679	11,765	11,745	11,401	10,885	10,749	10,730	10,819	10,939	10,932	11,189	11,406	11,231	11,598	11,741	11,743	11,459	11,607	12,050	12,326	12,223	12,085
NACC2 Index: Short Municipal Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name					Short Municipal Debt Funds Average
Accumulated Value	$ 10,000	$ 9,887	$ 9,964	$ 10,019		$ 10,067	$ 10,012	$ 10,032	$ 10,056	$ 10,104	$ 10,113	$ 10,214	$ 10,307	$ 10,405	$ 10,416	$ 10,512	$ 10,470	$ 10,565	$ 10,597	$ 10,608	$ 10,645	$ 10,660	$ 10,634	$ 10,505	$ 10,388	$ 10,369	$ 10,388	$ 10,429	$ 10,495	$ 10,567	$ 10,697	$ 10,813	$ 10,829	$ 11,040	$ 11,110	$ 11,196	$ 11,227	$ 11,391	$ 11,472	$ 11,618	$ 11,613	$ 11,657